Shareholders' equity (Details) - USD ($)	May 02, 2019	Sep. 30, 2019	Mar. 31, 2019
Shareholders' equity (Textual)
Ordinary shares issued		27,224,866	22,706,701
Ordinary Shares [Member]
Shareholders' equity (Textual)
Restricted shares, description	The Company delivered an aggregate of four million Ordinary Shares to the holder of the Convertible Notes with certain restrictive legends (the "Pre-Delivery Shares").
Ordinary shares issued		518,165
Fair value of convertible notes principal and interest partial settlement		$ 907,372